Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2025	Aug. 07, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for Ms. Kapustina (1)	Compensation Actually Paid to Ms. Kapustina (2)	Summary Compensation Table Total for Mr. Cutaia(1)	Compensation Actually Paid to Mr. Cutaia(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (Loss) (in thousands)
2025	$4,767,435	$1,595,477	$7,900,185	$8,057,275	$3,512,538	$1,673,999	$5.78	$(148,479)
2024	$—	$—	$1,730,000	$1,502,360	$479,000	$385,343	$19.00	$(10,329)
2023	$—	$—	$976	$340	$429	$312	$2.62	$(21,994)

Named Executive Officers, Footnote [Text Block]
(1)	Ms. Kapustina served as CEO from August 8, 2025 through the end of 2025. Mr. Cutaia served as CEO for all of 2023, 2024 and from January 1, 2025 through August 7, 2025. For 2025, the non-CEO NEOs were Sarah Olsen and Bill J. Rivard. For 2024, the non-CEO NEO was Bill J. Rivard. For 2023, the non-CEO NEOs were Bill J. Rivard and Salman H. Khan.

Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to Ms. Kapustina” column in the table above, the following amounts were deducted from and added to (as applicable) our Ms. Kapustina’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Ms. Kapustina	Reported Value of Equity Awards for Ms. Kapustina (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Ms. Kapustina
2025	$4,767,435	$4,429,367	$(3,171,958)	$—	$—	$—	$1,595,477
2024	$—	$—	$—	$—	$—	$—	$—
2023	$—	$—	$—	$—	$—	$—	$—

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table.

To calculate the amounts in the “Compensation Actually Paid to Mr. Cutaia” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Mr. Cutaia	Reported Value of Equity Awards for Mr. Cutaia (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Mr. Cutaia
2025	$7,900,185	$7,200,508	$(215,834)	$—	$221,549	$151,375	$8,057,275
2024	$1,730,000	$500,000	$(166,665)	$(54,220)	$—	$(6,755)	$1,502,360
2023	$976,045	$516,670	$(398,455)	$(184,863)	$(25,877)	$(26,726)	$340,124

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount				$ 3,512,538	[1]	$ 479,000	[1]	$ 429,329
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,673,999	[2]	385,343	[2]	312,018
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2025	$3,512,538	$2,702,184	$(1,923,212)	$—	$49,850	$34,823	$1,673,999
2024	$479,000	$225,000	$(74,970)	$(14,454)	$—	$(4,233)	$385,343
2023	$429,329	$126,874	$(76,102)	$(5,827)	$(22,708)	$(12,674)	$312,018

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table.

Total Shareholder Return Amount				$ 5.78	[3]	19.00	[3]	2.62
Net Income (Loss) Attributable to Parent				(148,479,000)		$ (10,329,000)		$ (21,994,000)
PEO Name		Ms. Kapustina	Mr. Cutaia			Mr. Cutaia		Mr. Cutaia
Ms. Kapustina [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				4,767,435	[4]		[4]
PEO Actually Paid Compensation Amount				1,595,477	[5]		[5]
Ms. Kapustina [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			4,429,367
Ms. Kapustina [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,171,958)
Ms. Kapustina [Member] | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Ms. Kapustina [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Ms. Kapustina [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Cutaia [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				7,900,185	[4]	1,730,000	[4]	976,045
PEO Actually Paid Compensation Amount				8,057,275	[5]	1,502,360	[5]	340,124
Mr. Cutaia [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]			7,200,508		500,000		516,670
Mr. Cutaia [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(215,834)		(166,665)		(398,455)
Mr. Cutaia [Member] | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(54,220)		(184,863)
Mr. Cutaia [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				221,549				(25,877)
Mr. Cutaia [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				151,375		(6,755)		(26,726)
Non-PEO NEO [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,923,212)		(74,970)		(76,102)
Non-PEO NEO [Member] | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(14,454)		(5,827)
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				49,850				(22,708)
Non-PEO NEO [Member] | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				34,823		(4,233)		(12,674)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			$ 2,702,184		$ 225,000		$ 126,874

[1]	The dollar amounts reported are the average of the total compensation reported for our non-CEO NEOs, in the Summary Compensation Table for fiscal years 2025, 2024 and 2023.
[2]	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our non-CEO NEOs. See Table below for more information.
[3]	For each fiscal year, reflects the cumulative shareholder return, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on December 30, 2022 and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year.
[4]	Ms. Kapustina served as CEO from August 8, 2025 through the end of 2025. Mr. Cutaia served as CEO for all of 2023, 2024 and from January 1, 2025 through August 7, 2025. For 2025, the non-CEO NEOs were Sarah Olsen and Bill J. Rivard. For 2024, the non-CEO NEO was Bill J. Rivard. For 2023, the non-CEO NEOs were Bill J. Rivard and Salman H. Khan.
[5]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. See Tables below for further information.
[6]	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table.
[7]	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table.
[8]	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table.